Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
LONG-TERM DEBT
5. LONG-TERM DEBT
Our long-term debt includes fixed rate secured and variable rate unsecured debt. Our secured debt is secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information. At September 30, 2022 and December 31, 2021, our long-term debt consisted of the following:

	At September 30,	At December 31,
	2022	2021
Fixed Rate Secured:
4.10% Senior Notes due June 1, 2022	$—	$400
7.00% Debentures due September 1, 2022	—	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes Series A, due December 3, 2025	174	174
3.86% Senior Notes Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	700
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	—
4.55% Senior Notes due September 15, 2032	700	—
7.25% Senior Notes due January 15, 2033	323	323
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	—
4.95% Senior Notes due September 15, 2052	500	—
5.35% Senior Notes due October 1, 2052	300	300

Fixed rate secured long-term debt	11,245	10,127

Variable Rate Unsecured:
Term loan credit agreement maturing August 30, 2023	100	—

Variable rate unsecured long-term debt	100	—

Total long-term debt	11,345	10,127
Unamortized discount, premium and debt issuance costs	(119)	(95)
Less amount due currently	(100)	(882)

Long-term debt, less amounts due currently	$11,126	$9,150

Long-Term Debt-Related Activity in the Nine Months Ended September 30, 2022
January 2022 Term Loan Credit Agreement
On January 28, 2022, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $1.30 billion (January 2022 Term Loan Credit Agreement). The January 2022 Term Loan Credit Agreement had a maturity date of April 29, 2023. We borrowed $400 million on January 28, 2022, $600 million on February 28, 2022 (February 2022 borrowing), $185 million on March 28, 2022, and $115 million on April 28, 2022 under the January 2022 Term Loan Credit Agreement. The proceeds from each borrowing were used for general corporate purposes, including to repay outstanding CP Notes and, in the case of the February 2022 borrowing, to redeem in full the $400 million aggregate principal amount outstanding of our 4.10% senior secured notes due June 1, 2022 (2022 Notes), plus accrued and unpaid interest on the 2022 Notes. On each of May 20, 2022 and September 9, 2022, we repaid $650 million of the aggregate principal amount outstanding under the January 2022 Term Loan Credit Agreement. Following the repayment on September 9, 2022, no borrowings remained outstanding and the January 2022 Term Loan Credit Agreement was no longer in effect.
July 2022 Term Loan Credit Agreement
On July 6, 2022, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $650 million (July 2022 Term Loan Credit Agreement). The July 2022 Term Loan Credit Agreement matures on August 30, 2023. On August 29, 2022, we borrowed the entire $650 million aggregate principal amount available under the July 2022 Term Loan Credit Agreement and no additional amounts remain available for borrowing under the July 2022 Term Loan Credit Agreement. The proceeds from the borrowing under the July 2022 Term Loan Credit Agreement were used for general corporate purposes, including to repay in full the $482 million principal amount outstanding of our 7.00% Debentures due 2022 (the Debentures), plus accrued and unpaid interest on the Debentures. On September 9, 2022, we repaid $550 million of the aggregate principal amount outstanding under the July 2022 Term Loan Credit Agreement. As a result of the repayment, the aggregate principal amount outstanding under the July 2022 Term Loan Credit Agreement at September 30, 2022 was $100 million.
Loans under the July 2022 Term Loan Credit Agreement bear interest, at our option, at either (i) an adjusted term SOFR (calculated based on one-month
term SOFR as of a specified date, plus an adjustment of 0.10% (SOFR Adjustment)) plus a spread of 0.60%, (ii) an adjusted daily simple SOFR (calculated based on daily simple SOFR as of a specified date, plus the SOFR Adjustment) plus a spread of 0.60%, or (iii) for any day, at a rate equal to the greatest of: (1) the prime rate publicly announced by the administrative agent on such date, (2) the federal funds effective rate on such date plus 0.50%, and (3) daily simple SOFR on such date, plus 1.0%.
Secured Debt Repayments
On March 1, 2022, we redeemed in full the $400 million aggregate principal amount outstanding of our 2022 Notes, which were to mature on June 1, 2022. The redemption price was equal to 100% of the principal amount of the 2022 Notes, plus accrued interest to, but not including, the redemption date of March 1, 2022. Following the redemption of the 2022 Notes, none of the 2022 Notes remain outstanding.
On September 1, 2022, we repaid in full at maturity the $482 million aggregate principal amount outstanding of the Debentures, plus accrued and unpaid interest on the Debentures. Following the repayment of the Debentures, none of the Debentures remain outstanding.
4.15% 2032 Notes and 4.60% 2052 Notes Issuances
On May 20, 2022, we issued $400 million aggregate principal amount of 4.15% senior secured notes due June 1, 2032 (4.15% 2032 Notes) and $400 million aggregate principal amount of 4.60% senior secured notes due June 1, 2052 (4.60% 2052 Notes).
We intend to allocate/disburse the proceeds from the sale of the 4.15% 2032 Notes (net of the discounts and fees to the initial purchasers and the estimated pro rata expenses related to the offering of the 4.15% 2032 Notes) of approximately $395 million, or an amount equal to the net proceeds from the sale of the 4.15% 2032 Notes, to finance and/or refinance, in whole or in part, investments in or expenditures on one or more new and/or existing eligible green projects in accordance with our sustainable financing framework. Eligible green projects include transmission and distribution projects connecting renewable energy sources to the ERCOT grid, customer energy efficiency programs, and deployment of automated metering infrastructure and smart grid technology. Prior to the allocation/disbursement of the full amount of the net proceeds from the sale of the 4.15% 2032 Notes, we temporarily applied the entire amount of such net proceeds to repay a portion of the principal amount outstanding under the January 2022 Term Loan Credit Agreement. We used the proceeds from the sale of the 4.60% 2052 Notes (net of the discounts and fees to the initial purchasers and the estimated pro rata expenses related to the offering of the 4.60% 2052 Notes) of approximately $392 million for general corporate purposes, including to repay $255 million of the principal amount outstanding under the January 2022 Term Loan Credit Agreement.
The 4.15% 2032 Notes and 4.60% 2052 Notes were issued pursuant to the provisions of an Indenture, dated as of August 1, 2002, between Oncor and The Bank of New York Mellon Trust Company, N.A. (as successor to The Bank of New York Mellon, formerly The Bank of New York), as trustee, as amended and supplemented.
The 4.15% 2032 Notes bear interest at a rate of 4.15% per annum and mature on June 1, 2032. The 4.60% 2052 Notes bear interest at a rate of 4.60% per annum and mature on June 1, 2052. Interest on the 4.15% 2032 Notes and the 4.60% 2052 Notes is payable in cash semi-annually in arrears on June 1 and December 1 of each year, beginning on December 1, 2022. Prior to March 1, 2032, in the case of the 4.15% 2032 Notes and December 1, 2051 in the case of the 4.60% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after March 1, 2032 in the case of the 4.15% 2032 Notes and December 1, 2051 in the case of the 4.60% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
The 4.15% 2032 Notes and 4.60% 2052 Notes were issued in a private placement and were not registered under the Securities Act. In connection with the completion of the sale of the 4.15% 2032 Notes and 4.60% 2052 Notes, we entered into a registration rights agreement with the representatives of the initial purchasers of such notes (the May Registration Rights Agreement). Under the May Registration Rights Agreement, we agreed, subject to certain exceptions, to file a registration statement with the SEC with respect to a registered offer to exchange the 4.15% 2032 Notes and the 4.60% 2052 Notes for publicly registered notes (the May Exchange Offer Registration Statement), or under certain circumstances, a shelf registration statement (the May Shelf Registration Statement). We have agreed to use commercially reasonable efforts to cause the May Exchange Offer Registration Statement to be declared effective under the Securities Act on or prior to June 1, 2023 and to consummate the exchange offer on or prior to July 15, 2023. Oncor agreed to use commercially reasonable efforts to cause any May Shelf Registration Statement to become or be declared effective within the later of
180

days after such May Shelf Registration Statement filing obligation arises and June 1, 2023. If we do not comply with certain of our obligations under the May Registration Rights Agreement, the affected notes will bear additional interest on the principal amount of such affected notes at a rate of
0.50
% per annum over the interest rate otherwise provided for under such notes for the period during which the registration default continues, but not later than the second anniversary of the issue date of such notes.
4.55% 2032 Notes and 4.95% 2052 Notes Issuances
On September 8, 2022, we issued $700 million aggregate principal amount of 4.55% senior secured notes due September 15, 2032 (4.55% 2032 Notes) and $500 million aggregate principal amount of 4.95% senior secured notes due September 15, 2052 (4.95% 2052 Notes).
We used the proceeds from the sale of the 4.55% 2032 Notes and the 4.95% 2052 Notes (net of the discounts, fees and expenses) of approximately $1.185 billion for general corporate purposes, including to repay $650 million of the aggregate principal amount outstanding under the January 2022 Term Loan Credit Agreement and a portion of the aggregate principal amount outstanding under the July 2022 Term Loan Credit Agreement.
The 4.55% 2032 Notes and 4.95% 2052 Notes were issued pursuant to the provisions of an Indenture, dated as of August 1, 2002, between Oncor and The Bank of New York Mellon Trust Company, N.A. (as successor to The Bank of New York Mellon, formerly The Bank of New York), as trustee, as amended and supplemented.
The
4.55
% 2032 Notes bear interest at a rate of 4.55% per annum and mature on September 15, 2032. The 4.95% 2052 Notes bear interest at a rate of 4.95% per annum and mature on September 15, 2052. Interest on the 4.55% 2032 Notes and the 4.95% 2052 Notes is payable in cash semi-annually in arrears on March 15 and September 15 of each year, beginning on March 15, 2023. Prior to June 15, 2032, in the case of the 4.55% 2032 Notes and March 15, 2052 in the case of the 4.95% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after June 15, 2032 in the case of the 4.55% 2032 Notes and March 15, 2052 in the case of the 4.95% 2052 Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
The 4.55% 2032 Notes and 4.95% 2052 Notes were issued in a private placement and were not registered under the Securities Act. In connection with the completion of the sale of the 4.55% 2032 Notes and 4.95% 2052 Notes, we entered into a registration rights agreement with the representatives of the initial purchasers of such notes (the September Registration Rights Agreement). Under the September Registration Rights Agreement, we agreed, subject to certain exceptions, to file a registration statement with the SEC with respect to a registered offer to exchange the 4.55% 2032 Notes and the 4.95% 2052 Notes for publicly registered notes (the September Exchange Offer Registration Statement), or under certain circumstances, a shelf registration statement (the September Shelf Registration Statement). We have agreed to use commercially reasonable efforts to cause the September Exchange Offer Registration Statement to be declared effective under the Securities Act on or prior to October 1, 2023 and to consummate the exchange offer on or prior to November 15, 2023. Oncor agreed to use commercially reasonable efforts to cause any September Shelf Registration Statement to become or be declared effective within the later of 180 days after such September Shelf Registration Statement filing obligation arises and October 15, 2023. If we do not comply with certain of our obligations under the September Registration Rights Agreement, the affected notes will bear additional interest on the principal amount of such affected notes at a rate of 0.50% per annum over the interest rate otherwise provided for under such notes for the period during which the registration default continues, but not later than the second anniversary of the issue date of such notes.

Deed of Trust
Our secured debt is secured equally and ratably by a first priority lien on all property acquired or constructed by Oncor for use in its electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent. At September 30, 2022, the amount of available bond credits was $2.992 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $3.715 billion.
Borrowings under the CP Program, the Credit Facility and the term loan credit agreement are not secured.
Fair Value of Long-Term Debt
At September 30, 2022 and December 31, 2021, the estimated fair value of our long-term debt (including current maturities) totaled $10.175 billion and $11.758 billion, respectively, and the carrying amount totaled $11.226 billion and $10.032 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

6. LONG-TERM DEBT
Our long-term debt at December 31, 2021 consisted solely of fixed rate secured debt. Our secured debt is secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information. At December 31, 2021 and 2020, our long-term debt consisted of the following:

	At December 31,
	2021	2020
Fixed Rate Secured:
4.10% Senior Notes, due June 1, 2022	$400	$400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	400
7.00% Senior Notes due May 1, 2032	494	494
7.25% Senior Notes due January 15, 2033	323	323
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400

2.70% Senior Notes due November 15, 2051	500	—
5.35% Senior Notes due October 1, 2052	300	300

Total long-term debt	10,127	9,327

Unamortized discount and debt issuance costs	(95)	(98)
Less amount due currently	(882)	—

Long-term debt, less amounts due currently	$9,150	$9,229

Long-Term Debt-Related Activity in 2021
Term Loan Credit Agreements
January 2021 Term Loan Credit Agreement
On January 29, 2021, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $300 million (January 2021 Term Loan Credit Agreement). The January 2021 Term Loan Credit Agreement had a maturity date of February 28, 2022. Under the January 2021 Term Loan Credit Agreement, we borrowed $160 million on January 29, 2021 and $140 million on February 26, 2021. The proceeds from each borrowing were used for general corporate purposes. Loans under the January 2021 Term Loan Credit Agreement bore interest at per annum rates equal to, at our option, (i) LIBOR plus 0.675%, or (ii) an alternate base rate (the highest of (1) the prime rate of the lender, (2) the federal funds effective rate plus 0.50%, and (3) daily
1-month
LIBOR plus 1.00%). On November 16, 2021, we repaid the $300 million aggregate principal amount borrowed under the January 2021 Term Loan Credit Agreement, and as a result the January 2021 Term Loan Credit Agreement is no longer in effect.
March 2021 Term Loan Credit Agreement
On March 17, 2021, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $450 million (March 2021 Term Loan Credit Agreement). The March 2021 Term Loan Credit Agreement had a maturity date of May 17, 2022. Under the March 2021 Term Loan Credit Agreement, we borrowed $170 million on March 31, 2021, $105 million on April 30, 2021 and $175 million on May 14, 2021. The proceeds from each borrowing were used for general corporate purposes. Loans under the March 2021 Term Loan Credit Agreement bore interest at per annum rates equal to, at our option, (i) LIBOR plus 0.65%, or (ii) an alternate base rate (the highest of (1) the prime rate of the administrative agent, (2) the federal funds effective rate plus 0.50%, and (3) daily
1-month
LIBOR plus 1.00%). On November 16, 2021, we repaid the $450 million aggregate principal amount borrowed under the March 2021 Term Loan Credit Agreement, and as a result the March 2021 Term Loan Credit Agreement is no longer in effect.
June 2021 Term Loan Credit Agreement
On June 25, 2021, we entered into an unsecured term loan credit agreement with a commitment equal to an aggregate principal amount of $540 million (June 2021 Term Loan Credit Agreement). The June 2021 Term Loan Credit Agreement had a maturity date of August 15, 2022. Under the June 2021 Term Loan Credit Agreement, we borrowed $20 million on June 29, 2021 and $520 million on July 28, 2021. The proceeds from each borrowing were used for general corporate purposes. Loans under the June 2021 Term Loan Credit Agreement bore interest at per annum rates equal to, at our option, (i) LIBOR plus 0.60%, or (ii) an alternate base rate (the highest of (1) the prime rate of the administrative agent, (2) the federal funds effective rate plus 0.50%, and (3) daily
1-month
LIBOR plus 1.00%). On November 16, 2021, we repaid $50 million principal amount and on December 9, 2021, we repaid the remaining $490 million principal amount borrowed under the June 2021 Term Loan Credit Agreement, and as a result the June 2021 Term Loan Credit Agreement is no longer in effect.
Senior Secured Notes
2030 Notes and 2051 Notes Issuances
On November 16, 2021, we issued $300 million aggregate principal amount of 2.75% Senior Secured Notes due May 15, 2030 (2030 Notes) and $500 million aggregate principal amount of 2.70% Senior Secured Notes due November 15, 2051 (2051 Notes). The 2030 Notes constitute an additional issuance of our 2.75% Senior Secured Notes due May 15, 2030, $400 million of which we previously issued on March 20, 2020 and are currently outstanding. As a result of this additional issuance, at December 31, 2021, the aggregate principal amount of 2030 Notes outstanding was $700 million. We used the proceeds from the issuance of the 2030 Notes issued in November 2021 and the 2051 Notes for general corporate purposes, including the repayment of the aggregate principal amounts outstanding under the January 2021 Term Loan Credit Agreement and the March 2021 Term Loan Credit Agreement, as well as a portion of the aggregate principal amount outstanding under the June 2021 Term Loan Credit Agreement.
The 2030 Notes and 2051 Notes were issued pursuant to the provisions of an Indenture, dated as of August 1, 2002, between Oncor and The Bank of New York Mellon Trust Company, N.A. (as successor to The Bank of New York Mellon, formerly The Bank of New York), as amended and supplemented.
The 2030 Notes bear interest at a rate of 2.75% per annum and mature on May 15, 2030. The 2051 Notes bear interest at a rate of 2.70% per annum and mature on November 15, 2051. Interest on the 2030
Notes issued

in November 2021 accrued
from
November 15, 2021 and will be payable semi-annually on May 15 and November 15 of each year, beginning on May 15, 2022. Interest on the 2051 Notes accrued from November 16, 2021 and will be payable semi-annually on May 15 and November 15 of each year, beginning on May 15, 2022. Prior to February 15, 2030 in the case of the 2030 Notes and May 15, 2051 in the case of the 2051 Notes, we may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after February 15, 2030 in the case of the 2030 Notes and May 15, 2051 in the case of the 2051 Notes, we may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.
T
he 2030 Notes and 2051 Notes were issued in a private placement and were not registered under the Securities Act. In connection with the completion of the sale of the notes, on November 16, 2021, we entered into a Registration Rights Agreement with the representatives of the initial purchasers of such notes (the Registration Rights Agreement). Under the Registration Rights Agreement, we agreed, subject to certain exceptions, to file a registration statement with the SEC with respect to a registered offer to exchange the 2030 Notes issued in November 2021 and 2051 Notes for publicly registered notes, or under certain circumstances, a shelf registration statement, and cause that registration statement to be declared effective under the Securities Act no later than 270 days after the issue date of such notes and to consummate the exchange offer no later than 315 days after the issue date of such notes or, in the case of a shelf registration statement, cause it to be declared effective within the later of 180 days after the shelf registration statement obligation arises or 270 days after the issue date of the notes. If we do not comply with certain of our obligations under the Registration Rights Agreement, the affected notes will bear additional interest on the principal amount of the affected notes at a rate of 0.50% per annum over the interest rate otherwise provided for under the notes for the period during which the registration default continues, but not later than the second anniversary of the issue date of the notes.
Long-Term Debt-Related Activity in 2022
Term Loan Credit Agreements
January 2022 Term Loan Credit Agreement
On January 28, 2022, we entered into an unsecured $1.3 billion term loan credit agreement (January 2022 Term Loan Credit Agreement). The January 2022 Term Loan Credit Agreement matures on April 29, 2023,
and

pro
vides that we can borrow up to the full amount in up to four borrowings, at our option, at any time before April 28, 2022. We intend to use the proceeds from any borrowing under the January 2022 Term Loan Credit Agreement for working capital and other general corporate purposes.
Loans under the January 2022 Term Loan Credit Agreement bear interest, at our option, at either (i) an adjusted term SOFR (calculated based on one-month
term SOFR as of a specified date, plus an adjustment of 0.10% (SOFR Adjustment)) plus a spread of 0.575%, (ii) an adjusted daily simple SOFR (calculated based on daily simple SOFR as of a specified date, plus the SOFR Adjustment) plus a spread of 0.575%, or (iii) for any day, at a rate equal to the greatest of: (1) the prime rate publicly announced by the administrative agent on such date, (2) the federal funds effective rate on such date plus 0.50%, and (3) daily simple SOFR on such date, plus 1%.
On January 28, 2022, we borrowed $400 million under the January 2022 Term Loan Credit Agreement, the proceeds of which were used for general corporate purposes, including to repay outstanding CP Notes. On February 23, 2022, we submitted an irrevocable notice under the January 2022 Term Loan Credit Agreement for a $600 million borrowing to be made on February 28, 2022. We intend to use the proceeds from the February 2022 borrowing for general corporate purposes, including to repay outstanding CP Notes and redeem on March 1, 2022, $400 million aggregate principal amount outstanding of our 4.10% Senior Secured Notes due 2022 (the 2022 Notes), plus accrued and unpaid interest. Following the February 2022 borrowing, $300 million will be available for borrowing under the January 2022 Term Loan Credit Agreement.

Senior Secured Notes
2022 Notes Redemption
On January 28, 2022, the trustee under the indenture governing the 2022 Notes delivered a notice of redemption on our behalf to the holders of our outstanding 2022 Notes. The 2022 Notes mature on June 1, 2022. The notice provides that we will redeem all $400 million aggregate principal amount outstanding of the 2022 Notes. The redemption date will be March 1, 2022 and the redemption price will be equal to 100% of the principal amount of the 2022 Notes, plus accrued interest to, but not including, the redemption date. Upon the redemption of the 2022 Notes, none of the 2022 Notes will remain outstanding.
Deed of Trust
Our secured debt is secured equally and ratably by a first priority lien on all property acquired or constructed by Oncor for use in its electricity transmission and distribution business, subject to certain exceptions. The property is mortgaged under the Deed of Trust. The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent. At December 31, 2021, the amount of available bond credits was $2.112 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $4.367 billion.
Borrowings under the Credit Facility, the CP Program, and term loan credit agreements are not secured.
Maturities
Long-term debt maturities at December 31, 2021, are as follows:

Year	Amount
2022	$882
2023	—
2024	500
2025	974
2026	38
Thereafter	7,733
Unamortized discount and debt issuance costs	(95)

Total	$10,032

Fair Value of Long-Term Debt
At December 31, 2021 and 2020, the estimated fair value of our long-term debt (including current maturities) totaled $11.758 billion and $11.638 billion, respectively, and the carrying amount totaled $10.032 billion and $9.229 billion, respectively. The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.